Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 2,631,285	$ 557,319	$ 17,139
Promissory note receivable	0	1,000,000	0
Prepaid expenses and other current assets	30,917	19,629	3,308
Total current assets	2,662,202	1,576,948	20,447
Long Term Assets:
Property and equipment, net	322	322	908
Other assets	10,062	10,062	0
Total long-term assets	10,384	10,384	908
Total assets	2,672,586	1,587,332	21,355
Current liabilities:
Accounts payable	104,155.00	314,769	258,426
Accrued expenses and other liabilities	149,948	140,840	49,510
Derivative liabilities	4,114,773	0
Current maturities of convertible notes payable		0	1,395,000
Current maturities of convertible notes payable, related parties		0	105,000
Notes payable, related party		0	275,200
Current Portion of accrued interest		0	352,755
Accrued interest to related parties		0	116,548
Total current liabilities	4,368,876	455,609	2,552,439
Long-term liabilities:
Note payable	950,237	944,707	0
Accrued interest, net of current portion	50,000	0	6,351
Derivative liabilities	5,792,045	0
Convertible notes payable, net of current maturities		0	235,000
Total long-term liabilities	6,792,282	944,707	241,351
Total liabilities	11,161,158	1,400,316	2,793,790
Commitments and contingencies
Stockholders’ (deficit) equity:
Common stock, $0.001 par value, 300,000,000 shares authorized, 72,076,487 and 60,145,237 shares issued and outstanding as of March 31, 2014 and September 30, 2013, respectively	71,926	60,145	5,645
Additional paid in capital	5,259,969	4,758,742	0
Deficit accumulated during the development stage	(13,820,467)	(4,631,871)	(2,778,080)
Total stockholders’ (deficit) equity	(8,488,572)	187,016	(2,772,435)
Total liabilities and stockholders' equity (deficit)	$ 2,672,586	$ 1,587,332	$ 21,355